Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill
Schedule of changes in the carrying value of goodwill

	China		Other
	Mobility(i)	International	Initiatives	Total
	RMB	RMB	RMB	RMB
As of January 1, 2022
Cost	46,283,879	2,492,826	93,703	48,870,408
Accumulated impairment	—	(2,492,826)	(93,703)	(2,586,529)
Net carrying amount	46,283,879	—	—	46,283,879
As of December 31, 2022
Cost	46,283,879	2,492,826	93,703	48,870,408
Accumulated impairment	—	(2,492,826)	(93,703)	(2,586,529)
Net carrying amount	46,283,879	—	—	46,283,879
As of December 31, 2023
Cost	46,283,879	2,492,826	93,703	48,870,408
Accumulated impairment	—	(2,492,826)	(93,703)	(2,586,529)
Net carrying amount	46,283,879	—	—	46,283,879
Balance as of December 31, 2024
Cost	46,283,879	2,492,826	93,703	48,870,408
Accumulated impairment	—	(2,492,826)	(93,703)	(2,586,529)
Net carrying amount	46,283,879	—	—	46,283,879
(i)

Considering similar economic characteristics shared among different components within China Mobility, the Group determined that China mobility is the group of CGUs in goodwill impairment analysis. The Group carries out its annual impairment test on goodwill by comparing the recoverable amounts of the China Mobility Group of CGUs to the carrying amounts. For the purpose of goodwill impairment review, the recoverable amount of goodwill is determined based on VIU calculations by using the discounted cash flow method.

Schedule of VIU calculations by using the discounted cash flow method

	As of January 1,	As of December 31,
	2022	2022	2023	2024

Compound annual growth rate for revenue for 5-year period	10%	17%	7%	7%
Adjusted EBITA/revenue ratio for 5-year period	1%-7%	4%-7%	5%-8%	6%-9%
Terminal revenue growth rate	2.5%	2.0%	2.0%	2.0%
Pre-tax discount rate	24%	24%	24%	23%